Financial risk management (Details) - Currency risk [member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other payables [Member]
Credit exposure	$ (37,067)	$ (4,525)
Euro [Member] | Trade and other payables [Member]
Credit exposure	(321)	(486)
Euro [Member] | Trade and other payables [Member] | Kibali Jersey Limited [member]
Credit exposure	(284)	(825)	$ (772)
South African rand [Member] | Trade and other payables [Member]
Credit exposure	(1,296)	(868)
South African rand [Member] | Trade and other payables [Member] | Kibali Jersey Limited [member]
Credit exposure	(1,003)	(671)	(2,567)
British pound [Member] | Trade and other payables [Member]
Credit exposure	(742)	(898)
British pound [Member] | Trade and other payables [Member] | Kibali Jersey Limited [member]
Credit exposure	(2)	0	(3)
Australian Dollar [Member] | Trade and other payables [Member] | Kibali Jersey Limited [member]
Credit exposure	(87)	(193)	(191)
Cash and cash equivalent [Member]
Credit exposure	676	1,289
Cash and cash equivalent [Member] | Congolese franc [Member] | Kibali Jersey Limited [member]
Credit exposure	28	249	71
Cash and cash equivalent [Member] | Euro [Member]
Credit exposure	2,170	2,222
Cash and cash equivalent [Member] | Euro [Member] | Kibali Jersey Limited [member]
Credit exposure	297	17	47
Cash and cash equivalent [Member] | South African rand [Member]
Credit exposure	1,217	166
Cash and cash equivalent [Member] | South African rand [Member] | Kibali Jersey Limited [member]
Credit exposure	65	758	17
Cash and cash equivalent [Member] | British pound [Member]
Credit exposure	702	277
Cash and cash equivalent [Member] | British pound [Member] | Kibali Jersey Limited [member]
Credit exposure	3	55	4
Cash and cash equivalent [Member] | Australian Dollar [Member] | Kibali Jersey Limited [member]
Credit exposure	402	369	363
Trade and other receivables [Member]
Credit exposure	19,165	6,886
Trade and other receivables [Member] | Congolese franc [Member] | Kibali Jersey Limited [member]
Credit exposure	4	5	0
Trade and other receivables [Member] | Euro [Member]
Credit exposure	7,546	4,806
Trade and other receivables [Member] | Euro [Member] | Kibali Jersey Limited [member]
Credit exposure	0	0	306
Trade and other receivables [Member] | South African rand [Member]
Credit exposure	0	89
Trade and other receivables [Member] | South African rand [Member] | Kibali Jersey Limited [member]
Credit exposure	0	0	298
Trade and other receivables [Member] | British pound [Member]
Credit exposure	46	2
Trade and other receivables [Member] | British pound [Member] | Kibali Jersey Limited [member]
Credit exposure	0	0	1
Trade and other receivables [Member] | Australian Dollar [Member] | Kibali Jersey Limited [member]
Credit exposure	$ 0	$ 0	$ 0